Share capital (Tables)	6 Months Ended
Jun. 30, 2021
Summary of Stock option award
		Outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2020	6,500,000	$1.81	4.87
Expired / Cancelled	-	-	-
Granted	98,000	1.75	9.87
Outstanding, June 30, 2021	6,598,000	$1.81	4.46
Options exercisable	6,408,416	$1.79	4.34

Summary of stock option-based compensation expense
	Three months		Six months
	ended June 30,		ended June 30,
Employee expenses	2021	2020	2021	2020
Stock options and compensation granted in:
2015	184,827	375,172	414,015	804,050
2018	-	-	-	-
2019	-	-		-
2020	52,858	59,802	105,716	238,434
2021	1,187,959		1,187,959
Total stock-based compensation expense recognized	$1,425,644	$434,974	$1,707,690	$1,042,484

Stock option -based compensation expense
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Stock-based compensation pertaining to general and administrative	$1,280,372	$187,586	$1,394,966	$402,025
Stock-based compensation pertaining to research and development	145,272	247,388	312,724	640,459
Total	$1,425,644	$434,974	$1,707,690	$1,042,484